Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments

28.Share-based payments

28.1 Employee share-based payments

Legacy employee share-based payment scheme

The terms of the IHS share-based payment plans for employees were amended on July 10, 2019, such that the exercise prices of the share option were removed and the number of shares an option holder will receive was reduced on a pro-rata basis (taking into account their relative values). The amended terms are:

●	No exercise price.
●	On a liquidity event (sale or IPO), the options will be converted and replaced with a fixed pool of shares.
●	In the event of a Sale option holders will receive the entirety of their options in shares.
●	In the event of an IPO:
o	Option holders will be awarded two thirds (66.7%) of their options as shares.
o	Option holders will further be entitled to receive up to an additional 33.3% of their shares subject to achieving the performance conditions below:
◾	50% issued annually if the Group achieves 5% Adjusted EBITDA growth and Adjusted funds from operations (“AFFO”) growth compared to the prior 12 month period where AFFO is defined as the income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of property, plant and equipment, intangible assets excluding goodwill and prepaid land rent on the decommissioning of sites, net (income)/loss on sale of assets, share-based payment (credit)/expense, insurance claims, exceptional items income, exceptional items expense and other non-operating income and expenses, amortization of prepaid site rent, adjusted to take into account interest paid, interest income received, revenue withholding tax, income taxes paid, lease payments made, amortization of prepaid site rent, maintenance capital expenditures and corporate capital expenditures.
◾	50% issued annually on a sliding scale basis for Adjusted EBITDA growth and AFFO growth between 5 and 10% compared to the prior 12 month period.

No share options expired during the year.

On October 14, 2021, the Company announced the pricing of its initial public offering on the New York Stock Exchange (NYSE). In accordance with the terms above option holders were awarded two thirds (66.7%) of their options as shares. 50% of the remaining third (33.3%) were awarded in the year ended December 2022 as the performance conditions stated above had been met. The other 50% of the remaining third were awarded in the year ended December 2023 as the performance conditions stated above were met.

Omnibus employee share-based payment scheme

Between February 4, 2022, and February 7, 2022, a total of 1,147,500 awards, of which 237,060 awards have been forfeited due to employee leavers, were issued as part of the new Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on October 15, 2022, 2023, and 2024.
●	Performance stock units (“PSU”), part with an Adjusted Levered Free Cash Flow (“ALFCF”) target and part with a cumulative total shareholder return (“TSR”) target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 Share-based Payment (“IFRS 2”) valuations.

The PSUs with a cumulative TSR target include a vesting period up to October 15, 2024. The PSUs with an ALFCF target include a vesting period up to December 31, 2024.

At the end of the vesting period for the PSUs with the cumulative TSR target, this target was not met and all awards were forfeited. However, the share-based payment charge will not be reversed for these forfeiture awards, as the market condition was not met.

On June 9, 2022, a total of 1,700,446 awards, of which 98,903 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 31, 2023, 2024, and 2025.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative TSR target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period up to December 31, 2024. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 31, 2025.

On October 14, 2022, a total of 94,876 awards were issued as part of the existing Omnibus employee share-based payment plan. The plan was deemed to be equity settled and comprised of Restricted stock units (“RSU”) which do not include performance conditions. The plan was set to vest in three equal portions on June 1, 2023, 2024, and 2025, but due to employee leavers, the final vesting was accelerated and settlement took place in 2024.

On May 25, 2023, a total of 2,132,134 awards, of which 152,039 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on April 6, 2024, 2025, and 2026.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative TSR. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to April 6, 2026.

On May 16, 2024, a total of 6,339,851 awards, of which 44,500 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 15, 2025, 2026 and 2027.
●	Performance stock units (“PSU”), part with an ALFCF target and parti with a cumulative total shareholder return target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 15, 2027.

Total charge included in the consolidated statement of loss and other comprehensive income is as follows:

	2024	2023	2022
	$’000	$’000	$’000

Expense under equity settled classification from date of amendment	20,343	13,370	13,265

(a)Movements in the number of share awards outstanding

2024
Omnibus
plan
000’s

Authorized	10,470

Issued
At January 1	4,130
Issued	6,340
Forfeited	(321)
Exercised during the year	(885)
At December 31	9,264

	2023
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	634	2,560	768	10	4,750

Issued
At January 1	634	2,560	768	10	2,618
Issued	—	—	—	—	2,132
Forfeited	(317)	(1,280)	(384)	(5)	(127)
Exercised during the period	(317)	(1,280)	(384)	(5)	(493)
At December 31	—	—	—	—	4,130

(b)The valuation assumptions used to carry out the valuation of the scheme

The share option plans have been valued using a Black Scholes model, an approach that is commonly used for similar IFRS 2 valuations.

Valuation assumptions - legacy employee share-based payment scheme

At the modification date of July 10, 2019, the exercise price term was amended to $nil and no dividends were expected to be paid in the near future, as a result the options were deep in the money and the Black Scholes model returned the value of the share price for the value of the option. The share price assumption used was $22.04. A forfeiture rate of 10% and 5% was assumed for the LTIP1 and LTIP2 plans respectively and 0% for LTIP2B and LTIP3.

Further options were issued as follows:

●	March 9, 2020: 120,228 options were issued, valued at $2.2 million at issue using a share price assumption of $21.20.
●	July 14, 2020: 33,405 options were issued, valued at $0.7 million at issue using a share price assumption of $22.14.
●	July 1, 2021: 159,369 options were issued, valued at $3.7 million at issue using a share price assumption of $23.19.

Assumptions regarding forfeiture rates and dividends were consistent with those used at the modification date of the original legacy employee scheme, except for 2021 issuance where 0% forfeiture rate was assumed.

The above information has been adjusted for the reverse share split that took place in October 2021.

Valuation assumptions - Omnibus employee share-based payment scheme

The Omnibus awards issued were valued at $71.4 million at issue using a share price assumption within a range of $3.39 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $29.5 million and $29.3 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $12.6 million. At December 31, 2024, a forfeiture rate range of 6% to 7% was assumed resulting in an expected charge over the remaining term of the awards of $17.5 million. Volatility within a range of 35.9% and 58.31% was determined by calculating the observed historical volatilities over the end of the performance period of the grants. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.

(iii)Weighted-average remaining contractual life

The weighted-average remaining contractual life in the table as follows is simply the period of time from the year end date to the expiry date of each of the awards.

	2024		2023
	Weighted	Number of	Weighted	Number of
	average	awards in force	average	awards in force
	remaining	at year end	remaining	at year end
	contractual life(a)		contractual life(a)
Year of grant
2022	0.26	1,266,575	1.02	2,041,836
2023	1.16	1,734,542	1.96	2,088,008
2024	1.86	6,263,368	—	—
		9,264,485		4,129,844
(a)	The contractual remaining life has been determined using vesting dates as all awards are expected to be exercised on vesting date.

28.2 Other share-based payments

B-BBEE Transaction

In December 2024, the Group received clearance from the Competition Commission of South Africa for the subscription of 30% of the shares in its subsidiary, IHS South Africa Holding Proprietary Limited (“IHS South Africa”) by SA Tower Holdings Proprietary Limited (“SATH”), a consortium of B-BBEE parties. The transaction completed in January 2025 and forms part of our B-BBEE compliance. Consideration for the shares is funded through a notional vendor loan arrangement, whereby the loan can be reduced by future dividends due to SATH as a minority shareholder.

The agreement to provide shares at a fixed amount, settled in the future through notional vendor financing is accounted for together as an equity-settled share based payment arrangement under IFRS 2. As there were no vesting conditions, the fair value of the award of $7.6 million was expensed in full at the grant date, which was determined to be the date of clearance by the Competition Commission of South Africa. The grant date was the date of this approval as both parties also had a shared understanding of the terms and conditions of the arrangement. The expense is recognized within Administrative expenses.